UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7590

John Hancock Patriot Preferred Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Patriot Preferred Dividend Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2007

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Issuer		Shares	Value
Common stocks 13.10%			$20,597,281

(Cost $16,046,794)

Electric Utilities 0.01%			11,625

Progress Energy, Inc. (Contingent Value Obligation) (B)(I)		37,500	11,625

Integrated Oil & Gas 0.76%			1,189,714

BP Plc, American Depositary Receipt (United Kingdom)		19,301	1,189,714

Integrated Telecommunication Services 0.53%			829,840

AT&T, Inc.		22,550	829,840

Multi-Utilities 11.80%			18,566,102

Alliant Energy Corp.		52,000	2,174,640
Dominion Resources, Inc.		27,500	2,352,075
DTE Energy Co.		30,000	1,389,000
Integrys Energy Group, Inc.		23,100	1,287,594
KeySpan Corp.		91,550	3,757,212
NiSource, Inc.		46,400	1,103,856
NSTAR		100,000	3,421,000
SCANA Corp.		15,500	646,815
TECO Energy, Inc.		62,000	1,039,740
Xcel Energy, Inc.		59,000	1,394,170

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 85.26%			$134,108,710

(Cost $132,012,970)

Agricultural Products 3.11%			4,888,128

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	60,000	4,888,128

Consumer Finance 8.19%			12,876,858

HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	A	35,600	922,396
HSBC USA, Inc., $2.8575	A2	131,700	6,601,462
SLM Corp., 6.97%, Ser A	BBB+	101,000	5,353,000

Diversified Chemicals 1.85%			2,906,925

Du Pont (E.I.) de Nemours & Co., $4.50, Ser B	BBB+	33,900	2,906,925

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Electric Utilities 22.01%			34,621,505

Alabama Power Co., 5.20%	BBB+	251,400	6,078,852
Duquesne Light Co., 6.50%	BB+	100,000	5,051,000
Entergy Arkansas, Inc., 6.45%	BB+	100,000	2,562,500
Entergy Mississippi, Inc., 6.25%	BB+	140,000	3,548,132
Interstate Power & Light Co., 7.10%, Ser C	BBB-	32,000	883,002
NSTAR Electric Co., 4.78%	A-	19,380	1,753,890
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	200,000	5,293,760
PPL Energy Supply, LLC, 7.00%	BBB	50,000	1,299,500
Southern California Edison Co., 6.00%, Ser C	BBB-	14,000	1,439,375
Southern California Edison Co., 6.125%	BBB-	50,000	5,165,625
Union Electric Co., $3.70	BB+	12,262	912,370
Wisconsin Public Service Corp., 6.76%	BBB+	6,095	633,499

Gas Utilities 4.52%			7,113,721

Southern Union Co., 7.55%, Depositary Shares, Ser A	BB	201,400	5,240,428
Southwest Gas Capital II, 7.70%	BB	72,300	1,873,293

Investment Banking & Brokerage 11.96%			18,810,529

Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F	BBB+	40,000	2,000,000
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E	BBB+	100,600	5,180,900
Goldman Sachs Group, Inc., 6.20%, Ser B	A	47,800	1,247,580
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	A-	48,000	2,419,200
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	A-	102,500	5,212,125
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares, Ser 3	A	105,150	2,750,724

Life & Health Insurance 4.38%			6,897,800

MetLife, Inc., 6.50%, Ser B	BBB	260,000	6,897,800

Multi-Utilities 3.12%			4,909,713

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	20,000	2,100,000
PSEG Funding Trust II, 8.75%	BB+	30,000	777,900
Public Service Electric & Gas Co., 6.92%	BB+	19,000	2,031,813

Oil & Gas Exploration & Production 13.44%			21,147,470

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B	BB	34,567	3,332,477
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	62,200	6,233,609
Devon Energy Corp., 6.49%, Ser A	BB+	63,500	6,457,156
Nexen, Inc., 7.35% (Canada)	BB+	200,400	5,124,228

Other Diversified Financial Services 6.92%			10,886,970

Bank of America Corp., 6.204%, Depositary Shares, Ser D	A+	140,000	3,731,000
Citigroup, Inc., 6.213%, Depositary Shares, Ser G	A+	52,000	2,623,400
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A+	88,700	4,532,570

Specialized Finance 1.00%			1,575,600

CIT Group, Inc., 6.35%, Ser A	BBB+	60,000	1,575,600

Thrifts & Mortgage Finance 1.24%			1,944,691

Sovereign Bancorp, Inc., 7.30%, Depositary Shares, Ser C	BB+	70,000	1,944,691

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Trucking 2.89%			4,539,600

AMERCO, 8.50%, Ser A	B	180,000	4,539,600

Wireless Telecommunication Services 0.63%			989,200

Telephone & Data Systems, Inc., 6.625%	BBB-	40,000	989,200

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 1.64%			$2,577,000

(Cost $2,577,000)

Commercial Paper 1.64%			2,577,000

Chevron Funding Corp., 03/01/07	5.200%	$2,577	2,577,000

Total investments (Cost $150,636,764) 100.00%			$157,282,991

John Hancock
Patriot Preferred Dividend Fund
Footnotes to Schedule of Investments
February 28, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $11,625 or 0.01% of the Fund's total investments as of February 28, 2007.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,888,128 or 3.11% of the Fund's total investments as of February 28, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2007, including short-term investments, was $150,636,764. Gross unrealized appreciation and depreciation of investments aggregated $9,207,036 and $2,560,809, respectively, resulting in net unrealized appreciation of $6,646,227.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: PPF

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Preferred Dividend Fund.

P70Q3 2/07
4/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Preferred Dividend Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 30, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 30, 2007